Trade Payables and Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Trade and Other Payables

	March 31 2025	December 31 2024
Current:
Trade payables	$430	$406
Accrued expenses	591	522
Contract liabilities(1)	776	840
Advances and deposits(2)	86	66
Payables for property, plant and equipment and intangible assets	199	161
Other(3)	113	97
Total	$2,195	$2,092
Non-current:
Payables for intangible assets	201	193
Contract liabilities(1)	755	744
Other(3)	104	85
Total	$1,060	$1,022
(1)Contract liabilities comprise contractual obligations for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Advances and deposits include advances from customers of $62 million (2024: $36 million) collected for purchase orders.
(3)Other includes other financial liabilities, due from related parties, deferred tax liabilities and non-current advances and deposits.

Schedule ofExplanation of Significant Changes in Contract Assets and Contract Liabilities
The following table presents the activities in contract liabilities as of March 31, 2025 and December 31, 2024

	March 31, 2025	December 31, 2024
Beginning contract liabilities balance	$1,584	$1,983
Cash receipts in advance of satisfaction of performance obligations	144	381
Released to the consolidated statements of operations	(183)	(749)
Other(1)	(14)	(31)
Ending contract liabilities balance	$1,531	$1,584

Current	$776	$840
Non-current	755	744
Total	$1,531	$1,584
(1)Includes $14 million and $18 million primarily due to the unbilled accounts receivable balance applied against the related contract liabilities for a certain customer's non-recurring engineering arrangement as of March 31, 2025 and December 31, 2024, respectively.